LEASES - Undiscounted future minimum payments (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASES
2026	¥ 2,222	$ 318
2027	2,222	318
2028	2,222	318
2029	2,222	318
2030 and thereafter	4,367	624
Total lease payments	13,255	1,896
Less: Imputed interest	(1,881)	(269)
Present value of lease liabilities	¥ 11,374	$ 1,627